Equity - Additional Information (Detail) - JPY (¥)										1 Months Ended		5 Months Ended	12 Months Ended
	Jun. 20, 2017	Dec. 31, 2016	May 18, 2016	Apr. 28, 2016	Feb. 05, 2016	Feb. 01, 2016	Oct. 31, 2014	Aug. 06, 2014	Apr. 26, 2014	Mar. 07, 2016	Sep. 03, 2014	Mar. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jan. 29, 2016	Apr. 25, 2014
Stockholders Equity Note [Line Items]
Dividend restrictions under Corporate Law of Japan													The Companies Act of Japan (the “Companies Act”) provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the Board of Directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to 10% of the decrease in retained earnings, as a result of a dividend payment, shall be contributed to a legal reserve that can be funded up to an amount equal to 25% of capital stock. The legal reserve is available for distribution upon approval of the shareholders.
Distributable amount available for payments of dividends to shareholders													¥ 3,911,084,000,000
Stock repurchase, start date					Feb. 01, 2016	Feb. 01, 2016	Nov. 01, 2014	Aug. 07, 2014	Apr. 26, 2014
Stock repurchase, end date					Mar. 31, 2016	Dec. 31, 2016	Mar. 31, 2015	Sep. 03, 2014	Mar. 31, 2015
Aggregate number of shares repurchased		47,010,000	9,021,000							120,867,062	181,530,121	83,746,000	56,031,217	120,867,105	265,276,245
Aggregate price of shares repurchased		¥ 125,174,000,000	¥ 24,433,000,000							¥ 307,486,000,000	¥ 307,694,000,000	¥ 165,342,000,000	¥ 149,607,000,000	¥ 307,486,000,000	¥ 473,036,000,000
Additional paid in capital decrease related to share retirement															393,092,000,000
Retained earnings decreased related to share retirement													128,997,000,000	260,872,000,000	97,894,000,000
Unrealized holding gains (losses) on available-for-sale securities, net of tax, attributable to noncontrolling interests													0	3,000,000	6,000,000
Foreign currency translation gains (losses), net of tax													¥ (185,000,000)	¥ 3,000,000	¥ 370,000,000
Nippon Telegraph And Telephone Corporation
Stockholders Equity Note [Line Items]
Aggregate number of shares repurchased													0	117,924,500	176,991,100
Aggregate price of shares repurchased														¥ 300,000,000,000	¥ 300,000,000,000
Maximum
Stockholders Equity Note [Line Items]
Approved maximum number of treasury stock to be acquire (shares)				99,132,938	137,578,616		138,469,879	206,489,675								220,000,000	320,000,000
Approved maximum budget for share repurchase				¥ 192,514,000,000	¥ 350,000,000,000		¥ 192,306,000,000	¥ 350,000,000,000								¥ 500,000,000,000	¥ 500,000,000,000
Stock repurchase, start date				May 02, 2016
Stock repurchase, end date				Dec. 31, 2016
Subsequent Event
Stockholders Equity Note [Line Items]
Cash dividends approved by shareholders	¥ 148,183,000,000
Cash dividends approved by shareholders, per share	¥ 40
Cash dividend, record date	Mar. 31, 2017
Cash dividend, declaration date	Apr. 27, 2017